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April 3, 2025	Deborah Bielicke Eades Shareholder +1 312 609 7661 deades@vedderprice.com

VIA EDGAR

Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20546

Re:	Tortoise Capital Series Trust (“Registrant”)
Registration Nos. 333-281744 and 811-23997

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the forms of Prospectus and Statement of Additional Information, each dated March 28, 2025, as filed on March 28, 2025 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 do not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/ Deborah Bielicke Eades
Deborah Bielicke Eades
Shareholder

DBE/cvw

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